Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Non-Current Assets
Schedule of other non-current assets
	As of December 31,
	2017	2018
Various guarantees	428	451
Other long-term assets	—	2,092

Total	428	2,543